THE ALGER FUNDS II

QUARTERLY REPORT
JANUARY 31, 2021

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—107.4% (CONT.)	SHARES	VALUE
DIVERSIFIED SUPPORT SERVICES—1.2%
Cintas Corp.+	151,313	$48,135,691
Copart, Inc.*	382,505	41,979,924
		90,115,615
ELECTRONIC MANUFACTURING SERVICES—0.5%
Flex Ltd.*	2,340,507	41,286,543
FINANCIAL EXCHANGES & DATA—1.5%
CME Group, Inc., Cl. A	397,581	72,256,371
S&P Global, Inc.	141,678	44,911,926
		117,168,297
FOOD DISTRIBUTORS—0.6%
US Foods Holding Corp.*	1,448,728	44,896,081
FOOTWEAR—1.6%
NIKE, Inc., Cl. B	927,569	123,913,943
HEALTHCARE EQUIPMENT—4.2%
Danaher Corp.+	618,068	147,001,293
DexCom, Inc.*	157,205	58,928,294
Insulet Corp.*	32,625	8,716,748
Intuitive Surgical, Inc.*	102,532	76,657,024
Masimo Corp.*	156,890	40,151,289
		331,454,648
HEALTHCARE SERVICES—0.6%
Guardant Health, Inc.*	315,668	49,086,374
HEALTHCARE SUPPLIES—0.9%
Align Technology, Inc.*	137,023	71,989,144
HEALTHCARE TECHNOLOGY—1.2%
Teladoc Health, Inc.*	145,468	38,378,823
Veeva Systems, Inc., Cl. A*	193,276	53,429,217
		91,808,040
HOME IMPROVEMENT RETAIL—1.0%
Lowe's Cos., Inc.	466,901	77,902,432
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	249,982	66,685,198
INTERACTIVE MEDIA & SERVICES—9.6%
Alphabet, Inc., Cl. C*,+	192,156	352,748,456
Facebook, Inc., Cl. A*,+	1,130,170	291,956,816
Pinterest, Inc., Cl. A*	1,547,408	106,012,922
		750,718,194
INTERNET & DIRECT MARKETING RETAIL—9.8%
Alibaba Group Holding Ltd.#,*	310,866	78,907,117
Altaba, Inc.*,@,(b)	606,454	8,441,839
Amazon.com, Inc.*,+	173,289	555,599,192
Booking Holdings, Inc.*	22,203	43,169,959
Farfetch Ltd., Cl. A*	539,962	33,067,273
MercadoLibre, Inc.*	28,380	50,502,494
		769,687,874

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—107.4% (CONT.)	SHARES	VALUE
INTERNET SERVICES & INFRASTRUCTURE—2.2%
BigCommerce Holdings, Inc.*	384,352	$30,725,099
Shopify, Inc., Cl. A*	52,648	57,838,566
Twilio, Inc., Cl. A*	224,267	80,608,288
		169,171,953
LEISURE FACILITIES—1.0%
Vail Resorts, Inc.	284,621	75,697,801
MANAGED HEALTHCARE—1.8%
UnitedHealth Group, Inc.+	424,487	141,600,373
METAL & GLASS CONTAINERS—1.0%
Ball Corp.	872,280	76,778,086
MOVIES & ENTERTAINMENT—2.3%
Live Nation Entertainment, Inc.*	434,851	28,895,849
Netflix, Inc.*	167,015	88,917,116
Roku, Inc., Cl. A*	151,430	58,910,813
		176,723,778
PHARMACEUTICALS—0.8%
Green Thumb Industries, Inc.*	307,093	8,898,949
Zoetis, Inc., Cl. A	370,655	57,173,534
		66,072,483
RAILROADS—0.6%
Union Pacific Corp.	244,918	48,363,957
RESEARCH & CONSULTING SERVICES—1.5%
CoStar Group, Inc.*	84,839	76,330,497
TransUnion	463,250	40,321,280
		116,651,777
RESTAURANTS—2.9%
Chipotle Mexican Grill, Inc., Cl. A*	61,485	90,997,800
Shake Shack, Inc., Cl. A*	512,160	58,089,187
Starbucks Corp.	788,971	76,380,283
		225,467,270
SEMICONDUCTOR EQUIPMENT—1.6%
Lam Research Corp.	218,883	105,928,428
SolarEdge Technologies, Inc.*	53,914	15,545,023
		121,473,451
SEMICONDUCTORS—10.4%
Advanced Micro Devices, Inc.*	1,305,204	111,777,671
Micron Technology, Inc.*	859,422	67,266,960
NVIDIA Corp.	262,911	136,605,927
NXP Semiconductors NV	598,727	96,077,722
QUALCOMM, Inc.	1,394,219	217,888,545
Taiwan Semiconductor Manufacturing Co., Ltd.#	909,012	110,463,138
Universal Display Corp.	334,042	77,103,574
		817,183,537
SPECIALTY CHEMICALS—1.0%
The Sherwin-Williams Co.+	116,497	80,592,625

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—107.4% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—8.4%
Microsoft Corp.+	2,789,153	$646,971,930
ServiceNow, Inc.*	15,031	8,164,238
		655,136,168
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.6%
Apple, Inc.+	4,514,549	595,739,886
TRUCKING—0.3%
Lyft, Inc., Cl. A*	603,599	26,836,012
WIRELESS TELECOMMUNICATION SERVICES—2.5%
T-Mobile US, Inc.*	1,562,830	197,041,606
TOTAL COMMON STOCKS
(Cost $4,461,281,664)		8,405,765,181

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(b),(c)	2,912,012	436,802
(Cost $13,104,054)		436,802

REAL ESTATE INVESTMENT TRUST—0.3%	SHARES	VALUE
RETAIL—0.3%
Simon Property Group, Inc.	217,484	20,210,788
(Cost $17,680,081)		20,210,788

SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Crosslink Ventures Capital LLC, Cl. A*,@,(b),(c)	294	7,350,000
Crosslink Ventures Capital LLC, Cl. B*,@,(b),(c)	183	4,575,000
		11,925,000
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $11,925,000)		11,925,000
Total Investments
(Cost $4,503,990,799)	107.9%	$8,438,337,771
Affiliated Securities (Cost $25,029,054)		12,361,802
Unaffiliated Securities (Cost $4,478,961,745)		8,425,975,969
Securities Sold Short (Proceeds $572,903,240)	(7.7)%	(602,773,223)
Liabilities in Excess of Other Assets	(0.2)%	(13,018,616)
NET ASSETS	100.0%	$7,822,545,932

+	All or a portion of this security is held as collateral for securities sold short.
#	American Depositary Receipts.
(a)	Restricted security - Security restricted from resale until the public disclosure of the company’s financial results for the period ended January 31, 2021.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2021
Altaba, Inc.	10/24/18	$1,704,939	0.03%	$1,350,003	0.02%
Altaba, Inc.	10/25/18	2,562,470	0.04%	2,019,402	0.03%
Altaba, Inc.	10/29/18	2,492,386	0.04%	2,045,280	0.03%
Altaba, Inc.	10/30/18	1,640,707	0.03%	1,371,732	0.02%
Altaba, Inc.	10/31/18	591,342	0.01%	470,635	0.01%
Altaba, Inc.	11/6/18	2,386,078	0.04%	1,184,787	0.01%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	7,350,000	0.10%	7,350,000	0.09%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	4,575,000	0.06%	4,575,000	0.06%
Palantir Technologies, Inc., Cl. A	10/1/20	10,291,507	0.14%	47,055,607	0.60%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	0.28%	436,802	0.00%
Total				$67,859,248	0.87%

See Notes to Financial Statements.

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2021 (Unaudited)

COMMON STOCKS—(7.7)%	SHARES	VALUE
AEROSPACE & DEFENSE—(0.1)%
Northrop Grumman Corp.	(17,388)	$(4,983,575)
APPAREL RETAIL—(0.2)%
SPDR S&P Retail ETF	(192,561)	(16,947,294)
APPLICATION SOFTWARE—(0.3)%
New Relic, Inc.	(53,838)	(4,047,541)
SAP SE#	(127,622)	(16,105,896)
Sumo Logic, Inc.	(148,148)	(5,097,773)
		(25,251,210)
AUTO PARTS & EQUIPMENT—(0.1)%
BorgWarner, Inc.	(100,060)	(4,201,519)
AUTOMOTIVE RETAIL—(0.2)%
CarMax, Inc.	(110,818)	(13,052,144)
BIOTECHNOLOGY—(0.3)%
Gilead Sciences, Inc.	(68,332)	(4,482,579)
Regeneron Pharmaceuticals, Inc.	(30,173)	(15,202,364)
		(19,684,943)
CABLE & SATELLITE—(0.2)%
Sirius XM Holdings, Inc.	(2,122,023)	(13,283,864)
COMMUNICATIONS EQUIPMENT—(0.1)%
Cisco Systems, Inc.	(159,288)	(7,101,059)
COMPUTER & ELECTRONICS RETAIL—(0.1)%
GameStop Corp., Cl. A	(17,670)	(5,742,750)
CONSTRUCTION MACHINERY & HEAVY TRUCKS—(0.2)%
Trinity Industries, Inc.	(535,807)	(14,900,793)
DEPARTMENT STORES—0.0%
Macy's, Inc.	(88,815)	(1,335,778)
EDUCATION SERVICES—(0.1)%
GSX Techedu, Inc.#	(79,094)	(8,305,661)
ELECTRONIC MANUFACTURING SERVICES—(0.3)%
IPG Photonics Corp.	(90,002)	(20,109,147)
EXCHANGE TRADED FUNDS—(0.8)%
Consumer Staples Select Sector SPDR Fund	(388,108)	(24,873,842)
Utilities Select Sector SPDR Fund	(561,083)	(34,871,309)
		(59,745,151)
FOOD RETAIL—(0.1)%
The Kroger Co.	(329,444)	(11,365,818)
GENERAL MERCHANDISE STORES—(0.1)%
Ollie's Bargain Outlet Holdings, Inc.	(118,616)	(11,236,494)
HEALTHCARE EQUIPMENT—(0.8)%
iShares 20+ Year Treasury Bond ETF	(399,875)	(60,781,000)
Penumbra, Inc.	(5,805)	(1,515,627)
		(62,296,627)
HOME IMPROVEMENT RETAIL—(0.1)%
The Home Depot, Inc.	(39,956)	(10,820,884)

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—(7.7)% (CONT.)	SHARES	VALUE
HOMEBUILDING—(0.3)%
iShares U.S. Home Construction ETF	(334,495)	$(19,725,170)
HOMEFURNISHING RETAIL—0.0%
Bed Bath & Beyond, Inc.	(42,401)	(1,498,027)
HOUSEHOLD APPLIANCES—0.0%
iRobot Corp.	(9,771)	(1,173,497)
HOUSEHOLD PRODUCTS—(0.2)%
Energizer Holdings, Inc.	(176,835)	(7,752,446)
The Clorox Co.	(48,688)	(10,198,189)
		(17,950,635)
HYPERMARKETS & SUPER CENTERS—(0.2)%
Costco Wholesale Corp.	(37,205)	(13,112,158)
INDUSTRIAL CONGLOMERATES—(0.2)%
3M Co.	(101,058)	(17,751,848)
INTEGRATED TELECOMMUNICATION SERVICES—(0.1)%
AT&T, Inc.	(379,756)	(10,872,414)
INTERNET & DIRECT MARKETING RETAIL—(0.1)%
DoorDash, Inc., Cl. A	(55,344)	(10,696,335)
IT CONSULTING & OTHER SERVICES—(0.2)%
International Business Machines Corp.	(126,289)	(15,042,283)
METAL & GLASS CONTAINERS—0.0%
Silgan Holdings, Inc.	(35,810)	(1,304,558)
PACKAGED FOODS & MEATS—(1.0)%
Campbell Soup Co.	(387,919)	(18,662,783)
General Mills, Inc.	(363,462)	(21,117,142)
McCormick & Co., Inc.	(170,848)	(15,297,730)
The Hershey Co.	(152,932)	(22,242,430)
		(77,320,085)
PAPER PACKAGING—(0.1)%
Amcor PLC	(718,015)	(7,855,084)
RESTAURANTS—(0.2)%
Restaurant Brands International, Inc.	(266,172)	(15,358,124)
SECURITY & ALARM SERVICES—(0.1)%
The Brink's Co.	(99,977)	(6,811,433)
SEMICONDUCTORS—(0.1)%
Intel Corp.	(167,395)	(9,292,097)
SOFT DRINKS—0.0%
National Beverage Corp.	(8,675)	(1,314,610)
SYSTEMS SOFTWARE—(0.5)%
iShares Expanded Tech-Software Sector ETF	(55,528)	(19,393,709)
JFrog Ltd.	(57,857)	(3,614,327)
Oracle Corp.	(90,745)	(5,483,720)
SolarWinds Corp.	(464,545)	(7,809,001)
		(36,300,757)

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—(7.7)% (CONT.)	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.3)%
3D Systems Corp.	(37,288)	$(1,325,216)
Logitech International SA	(107,359)	(11,264,106)
Seagate Technology PLC	(194,520)	(12,861,662)
		(25,450,984)
TRUCKING—0.0%
Werner Enterprises, Inc.	(91,193)	(3,578,413)
TOTAL COMMON STOCKS
(Proceeds $572,903,240)		$(602,773,223)
Total Securities Sold Short
(Proceeds $572,903,240)		$(602,773,223)
# American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II	ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—90.8%	SHARES	VALUE
AEROSPACE & DEFENSE—4.2%
HEICO Corp.+	46,962	$5,529,306
HEICO Corp., Cl. A	34,928	3,713,196
Kratos Defense & Security Solutions, Inc.*,+	82,137	2,179,916
Teledyne Technologies, Inc.*	3,141	1,121,368
TransDigm Group, Inc.*,+	20,505	11,345,006
		23,888,792
AGRICULTURAL & FARM MACHINERY—0.3%
Hydrofarm Holdings Group, Inc.*	24,205	1,827,720
AIR FREIGHT & LOGISTICS—0.6%
XPO Logistics, Inc.*	31,418	3,468,861
APPAREL ACCESSORIES & LUXURY GOODS—0.2%
Moncler SpA*	21,357	1,203,415
APPAREL RETAIL—0.4%
Burlington Stores, Inc.*	5,007	1,246,242
MYT Netherlands Parent BV#,*	31,599	1,040,239
		2,286,481
APPLICATION SOFTWARE—9.5%
Altair Engineering, Inc., Cl. A*,+	4,975	278,252
Avalara, Inc.*	14,447	2,167,050
Bill.com Holdings, Inc.*	11,425	1,392,479
Cerence, Inc.*	27,443	3,071,146
Ceridian HCM Holding, Inc.*	38,073	3,537,362
Coupa Software, Inc.*	3,853	1,193,929
Datadog, Inc., Cl. A*	41,399	4,253,747
Ebix, Inc.+	94,910	4,941,964
Everbridge, Inc.*,+	22,124	2,940,943
Five9, Inc.*	16,015	2,662,494
HubSpot, Inc.*	7,880	2,932,936
LivePerson, Inc.*	21,081	1,335,692
MicroStrategy, Inc., Cl. A*	3,116	1,923,538
Mimecast Ltd.*	7,610	327,687
Palantir Technologies, Inc., Cl. A*,(a)	26,838	807,966
Paylocity Holding Corp.*,+	64,406	12,073,549
Sprout Social, Inc., Cl. A*	46,554	3,072,564
SPS Commerce, Inc.*,+	20,262	2,003,709
The Trade Desk, Inc., Cl. A*,+	414	317,120
Vertex, Inc., Cl. A*	105,868	3,477,764
		54,711,891
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
Hamilton Lane, Inc., Cl. A+	62,229	4,690,200
StepStone Group, Inc., Cl. A*,+	145,408	5,106,729
		9,796,929
AUTOMOBILE MANUFACTURERS—0.7%
Tesla, Inc.*,+	4,995	3,963,682
BIOTECHNOLOGY—7.1%
ACADIA Pharmaceuticals, Inc.*,+	178,607	8,582,066

THE ALGER FUNDS II	ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—90.8% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—7.1% (CONT.)
Aurinia Pharmaceuticals, Inc.*	59,615	$996,167
BioMarin Pharmaceutical, Inc.*,+	49,264	4,078,074
Forte Biosciences, Inc.*	41,577	1,407,797
Incyte Corp.*	15,163	1,360,879
Invitae Corp.*	21,627	1,070,969
Mirati Therapeutics, Inc.*	2,623	538,581
Natera, Inc.*,+	149,756	15,969,980
Puma Biotechnology, Inc.*	290,387	3,409,143
Scholar Rock Holding Corp.*	13,725	818,834
TCR2 Therapeutics, Inc.*	40,465	1,041,164
Ultragenyx Pharmaceutical, Inc.*	11,373	1,576,184
		40,849,838
CASINOS & GAMING—1.8%
DraftKings, Inc., Cl. A*,+	93,515	5,060,097
Flutter Entertainment PLC*	12,703	2,362,632
Penn National Gaming, Inc.*	27,879	2,891,610
		10,314,339
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.2%
PACCAR, Inc.	11,514	1,050,307
CONSUMER FINANCE—2.3%
dMY Technology Group, Inc. II, Cl. A*,+	340,414	7,063,590
LendingTree, Inc.*	725	236,002
Upstart Holdings, Inc.*	94,036	5,848,099
		13,147,691
DATA PROCESSING & OUTSOURCED SERVICES—2.5%
Affirm Holdings, Inc., Cl. A*	13,725	1,366,873
PayPal Holdings, Inc.*,+	34,110	7,992,314
Square, Inc., Cl. A*	23,251	5,021,286
		14,380,473
DISTRIBUTORS—0.1%
Pool Corp.	1,297	459,371
DIVERSIFIED SUPPORT SERVICES—0.8%
Copart, Inc.*	21,117	2,317,591
UniFirst Corp.	11,794	2,509,763
		4,827,354
EDUCATION SERVICES—4.4%
Chegg, Inc.*,+	264,117	25,159,785
ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
Generac Holdings, Inc.*	5,048	1,243,928
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
Novanta, Inc.*	7,515	938,774
Trimble, Inc.*	41,576	2,740,274
		3,679,048
ENVIRONMENTAL & FACILITIES SERVICES—2.6%
Casella Waste Systems, Inc., Cl. A*,+	73,226	4,191,456
Montrose Environmental Group, Inc.*	70,616	2,611,380

THE ALGER FUNDS II	ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—90.8% (CONT.)	SHARES	VALUE
ENVIRONMENTAL & FACILITIES SERVICES—2.6% (CONT.)
Waste Connections, Inc.+	81,418	$8,020,487
		14,823,323
FINANCIAL EXCHANGES & DATA—1.0%
CME Group, Inc., Cl. A	16,008	2,909,294
MarketAxess Holdings, Inc.	5,707	3,086,117
		5,995,411
FOOD DISTRIBUTORS—0.9%
US Foods Holding Corp.*,+	156,867	4,861,308
GENERAL MERCHANDISE STORES—1.5%
Ollie's Bargain Outlet Holdings, Inc.*,+	89,046	8,435,328
HEALTHCARE DISTRIBUTORS—0.3%
PetIQ, Inc., Cl. A*	52,483	1,819,061
HEALTHCARE EQUIPMENT—6.2%
CryoPort, Inc.*	44,300	3,021,260
Eargo, Inc.*	45,829	2,409,689
Glaukos Corp.*,+	40,982	3,634,694
Insulet Corp.*,+	27,974	7,474,093
Intuitive Surgical, Inc.*	2,950	2,205,538
iRhythm Technologies, Inc.*	8,105	1,365,044
Nevro Corp.*,+	96,051	15,540,091
		35,650,409
HEALTHCARE FACILITIES—0.1%
US Physical Therapy, Inc.+	2,603	313,245
HEALTHCARE SERVICES—0.6%
Guardant Health, Inc.*,+	21,156	3,289,758
HEALTHCARE SUPPLIES—0.3%
Align Technology, Inc.*	2,775	1,457,929
Silk Road Medical, Inc.*	1,507	82,177
		1,540,106
HEALTHCARE TECHNOLOGY—1.2%
Inspire Medical Systems, Inc.*	937	188,815
Tabula Rasa HealthCare, Inc.*	59,394	3,372,985
Teladoc Health, Inc.*,+	6,497	1,714,104
Veeva Systems, Inc., Cl. A*	6,432	1,778,062
		7,053,966
HOMEFURNISHING RETAIL—0.7%
Williams-Sonoma, Inc.	29,054	3,745,642
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Upwork, Inc.*	47,790	1,980,896
INDUSTRIAL CONGLOMERATES—0.7%
General Electric Co.	351,440	3,753,379
INSURANCE BROKERS—0.2%
Goosehead Insurance, Inc., Cl. A	10,387	1,387,703
INTERACTIVE HOME ENTERTAINMENT—1.5%
Activision Blizzard, Inc.+	30,397	2,766,127

THE ALGER FUNDS II	ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—90.8% (CONT.)	SHARES	VALUE
INTERACTIVE HOME ENTERTAINMENT—1.5% (CONT.)
Skillz, Inc.*	183,118	$5,057,719
Take-Two Interactive Software, Inc.*	3,166	634,625
		8,458,471
INTERACTIVE MEDIA & SERVICES—1.5%
Alphabet, Inc., Cl. C*,+	3,062	5,621,036
Pinterest, Inc., Cl. A*	44,771	3,067,261
		8,688,297
INTERNET & DIRECT MARKETING RETAIL—6.6%
Amazon.com, Inc.*,+	3,707	11,885,383
Farfetch Ltd., Cl. A*	47,108	2,884,894
Fiverr International Ltd.*	6,535	1,349,543
Magnite, Inc.*	90,646	3,139,977
MercadoLibre, Inc.*,+	1,656	2,946,869
Wayfair, Inc., Cl. A*,+	56,838	15,478,124
		37,684,790
INTERNET SERVICES & INFRASTRUCTURE—2.6%
BigCommerce Holdings, Inc.*	85,637	6,845,822
Okta, Inc., Cl. A*	10,967	2,840,562
Shopify, Inc., Cl. A*,+	4,976	5,466,584
		15,152,968
INVESTMENT BANKING & BROKERAGE—0.4%
Morgan Stanley	38,010	2,548,571
IT CONSULTING & OTHER SERVICES—0.3%
EPAM Systems, Inc.*,+	4,649	1,601,255
Globant SA*	1,080	207,360
		1,808,615
LEISURE FACILITIES—1.0%
Planet Fitness, Inc., Cl. A*	28,232	2,032,704
Vail Resorts, Inc.+	14,702	3,910,144
		5,942,848
LIFE SCIENCES TOOLS & SERVICES—2.2%
10X Genomics, Inc., Cl. A*	11,540	1,975,071
Bio-Techne Corp.	9,986	3,244,551
NeoGenomics, Inc.*,+	129,816	6,882,845
Repligen Corp.*	3,127	625,400
		12,727,867
MANAGED HEALTHCARE—3.8%
Anthem, Inc.	4,097	1,216,727
Humana, Inc.	3,202	1,226,718
Progyny, Inc.*,+	412,561	19,295,478
		21,738,923
MOVIES & ENTERTAINMENT—0.8%
Netflix, Inc.*,+	1,378	733,633
Roku, Inc., Cl. A*	10,189	3,963,827
		4,697,460

THE ALGER FUNDS II	ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—90.8% (CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—1.2%
Core Laboratories NV+	215,376	$7,103,100
OIL & GAS EXPLORATION & PRODUCTION—0.2%
Pioneer Natural Resources Co.	10,297	1,244,907
PHARMACEUTICALS—1.3%
Aerie Pharmaceuticals, Inc.*	115,435	1,984,327
Catalent, Inc.*	19,236	2,213,102
Green Thumb Industries, Inc.*	107,683	3,120,441
		7,317,870
REAL ESTATE SERVICES—2.3%
FirstService Corp.+	95,983	13,135,274
REGIONAL BANKS—1.6%
Signature Bank+	56,775	9,378,662
RESEARCH & CONSULTING SERVICES—0.8%
CoStar Group, Inc.*	4,952	4,455,364
RESTAURANTS—0.4%
Shake Shack, Inc., Cl. A*	7,641	866,642
Wingstop, Inc.	11,086	1,663,454
		2,530,096
SEMICONDUCTOR EQUIPMENT—1.3%
Applied Materials, Inc.+	58,851	5,689,715
Lam Research Corp.	3,793	1,835,622
		7,525,337
SEMICONDUCTORS—3.6%
Advanced Micro Devices, Inc.*,+	31,406	2,689,610
Impinj, Inc.*	28,833	1,527,284
Micron Technology, Inc.*,+	69,466	5,437,104
QUALCOMM, Inc.+	21,467	3,354,863
Taiwan Semiconductor Manufacturing Co., Ltd.#	46,331	5,630,143
Universal Display Corp.	7,917	1,827,402
		20,466,406
SYSTEMS SOFTWARE—0.5%
Crowdstrike Holdings, Inc., Cl. A*	8,619	1,859,980
Rapid7, Inc.*	13,158	1,142,378
		3,002,358
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.5%
Apple, Inc.+	63,092	8,325,620
THRIFTS & MORTGAGE FINANCE—0.1%
Axos Financial, Inc.*,+	11,284	439,512
TRADING COMPANIES & DISTRIBUTORS—0.2%
SiteOne Landscape Supply, Inc.*	7,276	1,147,280
TRUCKING—0.9%
Old Dominion Freight Line, Inc.	2,814	545,916

THE ALGER FUNDS II	ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—90.8% (CONT.)	SHARES	VALUE
TRUCKING—0.9% (CONT.)
Uber Technologies, Inc.*	94,372	$4,806,366
		5,352,282
TOTAL COMMON STOCKS
(Cost $405,180,797)		521,782,318

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(b),(c)	41,418	6,213
(Cost $186,381)		6,213

WARRANTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Forte Biosciences, Inc., 2/20/21*,@	61,681	1,436,921
(Cost $0)		1,436,921

RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Adolor Corp., CPR*,@,(b),(d)	49,870	–
Tolero CDR*,@,(b),(e)	126,108	87,015
		87,015
TOTAL RIGHTS
(Cost $67,638)		87,015

REAL ESTATE INVESTMENT TRUST—1.9%	SHARES	VALUE
RETAIL—1.4%
Simon Property Group, Inc.	24,751	2,300,110
Tanger Factory Outlet Centers, Inc.	361,635	5,580,028
		7,880,138
SPECIALIZED—0.5%
Crown Castle International Corp.	17,945	2,857,921
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $8,607,785)		10,738,059

SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Crosslink Ventures Capital LLC, Cl. A*,@,(b),(c)	37	925,000
Crosslink Ventures Capital LLC, Cl. B*,@,(b),(c)	22	550,000
		1,475,000
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,475,000)		1,475,000
PURCHASED OPTIONS—0.0%

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNTS	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS—0.0%
Lemonade, Inc., 12/17/21, 100.00*	$72,625	BNP Paribas	5	$14,525
(Cost $29,161)				14,525
TOTAL PURCHASED OPTIONS
(Cost $29,161)				14,525

THE ALGER FUNDS II	ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

		VALUE
Total Investments
(Cost $415,546,762)	93.2%	$$535,540,051
Affiliated Securities (Cost $1,661,381)		1,481,213
Unaffiliated Securities (Cost $413,885,381)		534,058,838
Securities Sold Short (Proceeds $183,957,690)	(34.5)%	(198,333,395)
Other Assets in Excess of Liabilities	41.3%	237,140,514
NET ASSETS	100.0%	$574,347,170

+	All or a portion of this security is held as collateral for securities sold short.
#	American Depositary Receipts.
(a)	Restricted security - Security restricted from resale until the public disclosure of the company’s financial results for the period ended January 31, 2021.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(d)	Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.
(e)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2021
Adolor Corp., CPR	10/24/11	$0	0.00%	$0	0.00%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	925,000	0.24%	925,000	0.16%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	550,000	0.11%	550,000	0.10%
Forte Biosciences, Inc., Warrants	2/19/20	0	0.00%	1,436,921	0.24%
Palantir Technologies, Inc., Cl. A	10/1/20	176,586	0.05%	807,966	0.14%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	0.25%	6,213	0.00%
Tolero CDR	2/6/17	67,638	0.09%	87,015	0.02%
Total				$3,813,115	0.66%

See Notes to Financial Statements.

THE ALGER FUNDS II	ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2021 (Unaudited)

COMMON STOCKS—(31.9)%	SHARES	VALUE
ADVERTISING—(0.8)%
Omnicom Group, Inc.	(73,272)	$(4,570,707)
AIR FREIGHT & LOGISTICS—(0.2)%
Expeditors International of Washington, Inc.	(6,810)	(609,631)
Forward Air Corp.	(6,587)	(472,222)
		(1,081,853)
APPAREL ACCESSORIES & LUXURY GOODS—(0.1)%
Carter's, Inc.	(5,233)	(460,713)
APPLICATION SOFTWARE—(2.0)%
2U, Inc.	(25,425)	(1,039,882)
Alteryx, Inc., Cl. A	(10,407)	(1,311,802)
Elastic NV	(13,233)	(2,010,887)
SAP SE#	(32,622)	(4,116,896)
ShotSpotter, Inc.	(65,740)	(3,023,383)
		(11,502,850)
ASSET MANAGEMENT & CUSTODY BANKS—0.0%
Main Street Capital Corp.	(8,418)	(267,861)
AUTOMOBILE MANUFACTURERS—(0.1)%
ElectraMeccanica Vehicles Corp.	(50,320)	(386,961)
BIOTECHNOLOGY—(0.8)%
FibroGen, Inc.	(23,565)	(1,135,362)
Flexion Therapeutics, Inc.	(178,425)	(2,171,432)
Regeneron Pharmaceuticals, Inc.	(2,660)	(1,340,214)
		(4,647,008)
BUILDING PRODUCTS—(0.2)%
Lennox International, Inc.	(4,238)	(1,167,527)
CABLE & SATELLITE—(0.2)%
Sirius XM Holdings, Inc.	(177,517)	(1,111,256)
CASINOS & GAMING—(0.1)%
Las Vegas Sands Corp.	(9,627)	(462,962)
Wynn Resorts Ltd.	(139)	(13,835)
		(476,797)
CONSTRUCTION MACHINERY & HEAVY TRUCKS—(0.3)%
Nikola Corp.	(22,674)	(523,543)
Westinghouse Air Brake Technologies Corp.	(15,698)	(1,164,949)
		(1,688,492)
DATA PROCESSING & OUTSOURCED SERVICES—(1.2)%
MAXIMUS, Inc.	(86,944)	(6,526,017)
NIC, Inc.	(19,966)	(537,485)
		(7,063,502)
DIVERSIFIED SUPPORT SERVICES—(0.5)%
Healthcare Services Group, Inc.	(81,128)	(2,630,170)
Viad Corp.	(1,012)	(34,914)
		(2,665,084)
FOOD RETAIL—(0.4)%
Grocery Outlet Holding Corp.	(58,569)	(2,500,311)

THE ALGER FUNDS II	ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—(31.9)% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—(1.6)%
Hill-Rom Holdings, Inc.	(8,301)	$(797,228)
iShares 20+ Year Treasury Bond ETF	(52,486)	(7,977,872)
Penumbra, Inc.	(2,173)	(567,349)
		(9,342,449)
HEALTHCARE TECHNOLOGY—0.0%
Castlight Health, Inc., Cl. B	(7,950)	(14,151)
HOME FURNISHINGS—(0.1)%
Leggett & Platt, Inc.	(20,036)	(821,476)
HOTELS RESORTS & CRUISE LINES—0.0%
Hyatt Hotels Corp., Cl. A	(3,532)	(231,911)
HOUSEHOLD PRODUCTS—(2.4)%
Church & Dwight Co., Inc.	(62,410)	(5,269,276)
The Clorox Co.	(40,648)	(8,514,130)
		(13,783,406)
INDUSTRIAL CONGLOMERATES—(0.4)%
3M Co.	(12,874)	(2,261,447)
INDUSTRIAL MACHINERY—(1.4)%
Enerpac Tool Group Corp., Cl. A	(246,311)	(4,992,724)
Proto Labs, Inc.	(14,443)	(3,059,027)
		(8,051,751)
INTEGRATED OIL & GAS—(0.2)%
Occidental Petroleum Corp.	(67,649)	(1,357,039)
INTERACTIVE HOME ENTERTAINMENT—(0.1)%
Playtika Holding Corp.	(19,468)	(567,298)
INTERNET & DIRECT MARKETING RETAIL—(0.2)%
DoorDash, Inc., Cl. A	(3,660)	(707,368)
eBay, Inc.	(12,941)	(731,296)
		(1,438,664)
INTERNET SERVICES & INFRASTRUCTURE—(0.7)%
GTT Communications, Inc.	(128,460)	(597,339)
Snowflake, Inc., Cl. A	(13,045)	(3,554,110)
		(4,151,449)
MARKET INDICES—(12.6)%
Invesco QQQ Trust Series 1	(23,423)	(7,367,939)
iShares Russell 1000 Growth ETF	(32,763)	(7,838,220)
iShares Russell 2000 Growth ETF	(137,728)	(41,372,114)
iShares Russell Mid-Cap Growth ETF	(150,089)	(15,348,101)
		(71,926,374)
METAL & GLASS CONTAINERS—(0.2)%
Silgan Holdings, Inc.	(34,854)	(1,269,731)
MOVIES & ENTERTAINMENT—(0.4)%
Spotify Technology SA	(6,628)	(2,087,820)
PACKAGED FOODS & MEATS—(1.2)%
Beyond Meat, Inc.	(6,716)	(1,195,985)
Campbell Soup Co.	(54,001)	(2,597,988)

THE ALGER FUNDS II	ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—(31.9)% (CONT.)	SHARES	VALUE
PACKAGED FOODS & MEATS—(1.2)% (CONT.)
General Mills, Inc.	(45,404)	$(2,637,972)
		(6,431,945)
PAPER PACKAGING—(0.3)%
Sealed Air Corp.	(42,415)	(1,792,882)
PHARMACEUTICALS—(0.1)%
Bausch Health Cos., Inc.	(32,650)	(832,575)
PROPERTY & CASUALTY INSURANCE—(1.3)%
Kinsale Capital Group, Inc.	(11,571)	(2,170,257)
Lemonade, Inc.	(884)	(128,401)
Palomar Holdings, Inc.	(50,302)	(5,009,576)
Universal Insurance Holdings, Inc.	(5,810)	(77,796)
		(7,386,030)
REGIONAL BANKS—(0.3)%
Great Western Bancorp, Inc.	(75,117)	(1,802,808)
RESTAURANTS—(0.2)%
Aramark	(21,286)	(729,897)
Texas Roadhouse, Inc., Cl. A	(7,209)	(549,398)
		(1,279,295)
SEMICONDUCTORS—(0.7)%
Intel Corp.	(70,964)	(3,939,212)
SPECIALTY STORES—(0.2)%
Petco Health & Wellness Co., Inc., Cl. A	(48,720)	(1,268,182)
SYSTEMS SOFTWARE—(0.2)%
JFrog Ltd.	(15,280)	(954,542)
TRUCKING—(0.2)%
Werner Enterprises, Inc.	(24,355)	(955,690)
TOTAL COMMON STOCKS
(Proceeds $170,734,855)		$(183,539,049)

REAL ESTATE INVESTMENT TRUST—(2.6)%	SHARES	VALUE
DIVERSIFIED—(0.2)%
Empire State Realty Trust, Inc., Cl. A	(95,754)	(944,134)
HEALTHCARE—(1.4)%
Omega Healthcare Investors, Inc.	(227,051)	(8,223,787)
OFFICE—(0.8)%
Hudson Pacific Properties, Inc.	(38,132)	(893,814)
Paramount Group, Inc.	(137,382)	(1,221,326)
SL Green Realty Corp.	(16,164)	(1,090,747)
Vornado Realty Trust	(26,593)	(1,057,338)
		(4,263,225)
RETAIL—(0.2)%
CBL & Associates Properties, Inc.	(13,748)	(1,320)
Pennsylvania Real Estate Investment Trust	(6,036)	(15,814)
Seritage Growth Properties, Cl. A	(74,554)	(1,327,807)

THE ALGER FUNDS II	ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2021 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(2.6)% (CONT.)	SHARES	VALUE
RETAIL—(0.2)% (CONT.)
Washington Prime Group, Inc.	(1,295)	$(18,259)
		(1,363,200)
TOTAL REAL ESTATE INVESTMENT TRUST
(Proceeds $13,222,835)		$(14,794,346)
Total Securities Sold Short
(Proceeds $183,957,690)		$(198,333,395)
# American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II	ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—97.1%	SHARES	VALUE
BRAZIL—7.4%
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
StoneCo Ltd., Cl. A*	5,800	$417,020
DIVERSIFIED CAPITAL MARKETS—2.4%
Banco BTG Pactual SA	43,000	746,989
GENERAL MERCHANDISE STORES—1.3%
Magazine Luiza SA	86,000	397,189
HEAVY ELECTRICAL EQUIPMENT—1.6%
Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA*	241,000	521,510
SPECIALTY STORES—0.8%
Pet Center Comercio e Participacoes SA	63,193	248,314
TOTAL BRAZIL
(Cost $1,753,014)		2,331,022
CANADA—1.6%
GOLD—1.6%
Endeavour Mining Corp.	23,500	499,069
(Cost $588,245)
CHINA—25.7%
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Li Ning Co., Ltd.	73,000	454,779
APPLICATION SOFTWARE—1.1%
Beijing Thunisoft Corp., Ltd., Cl. A	111,974	339,520
AUTOMOBILE MANUFACTURERS—2.8%
Geely Automobile Holdings Ltd.	244,000	884,454
CONSTRUCTION MACHINERY & HEAVY TRUCKS—1.9%
Sany Heavy Industry Co., Ltd., Cl. A	93,997	587,250
EDUCATION SERVICES—1.7%
New Oriental Education & Technology Group, Inc.#,*	3,100	519,250
INTERACTIVE MEDIA & SERVICES—6.4%
Tencent Holdings Ltd.	22,607	2,014,372
INTERNET & DIRECT MARKETING RETAIL—7.1%
Alibaba Group Holding Ltd.#,*	1,308	332,010
JD.com, Inc.#,*	12,500	1,108,625
Meituan, Cl. B*	17,133	789,997
		2,230,632
PACKAGED FOODS & MEATS—2.3%
China Feihe Ltd.	246,000	733,520
PERSONAL PRODUCTS—0.0%
Yatsen Holding Ltd.#,*	2	38
SEMICONDUCTORS—0.9%
LONGi Green Energy Technology Co., Ltd., Cl. A	17,951	297,727
TOTAL CHINA
(Cost $5,319,905)		8,061,542

THE ALGER FUNDS II	ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.1% (CONT.)	SHARES	VALUE
GREECE—1.8%
SPECIALTY STORES—1.8%
JUMBO SA	35,000	$548,229
(Cost $645,474)
HONG KONG—1.9%
FINANCIAL EXCHANGES & DATA—1.9%
Hong Kong Exchanges & Clearing Ltd.	9,476	605,826
(Cost $322,961)
HUNGARY—1.9%
AIRLINES—1.9%
Wizz Air Holdings PLC*	10,186	607,789
(Cost $590,798)
INDIA—13.0%
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
Titan Co., Ltd.	20,000	389,532
APPLICATION SOFTWARE—1.6%
Route Mobile Ltd.*	33,500	517,351
CONSUMER FINANCE—2.1%
Manappuram Finance Ltd.	307,000	658,523
HEALTHCARE SERVICES—1.6%
Metropolis Healthcare Ltd.	17,000	486,944
HOUSEHOLD APPLIANCES—2.8%
Amber Enterprises India Ltd.	25,000	876,714
INTERACTIVE MEDIA & SERVICES—1.7%
Just Dial Ltd.*	64,000	525,550
OIL & GAS REFINING & MARKETING—2.0%
Reliance Industries Ltd.	24,663	622,531
TOTAL INDIA
(Cost $3,784,168)		4,077,145
INDONESIA—1.5%
REGIONAL BANKS—1.5%
Bank BTPN Syariah Tbk PT	1,908,570	461,227
(Cost $318,627)
NETHERLANDS—1.7%
AIR FREIGHT & LOGISTICS—1.7%
InPost SA*	21,933	526,969
(Cost $477,245)
SOUTH AFRICA—2.0%
APPAREL RETAIL—2.0%
Mr Price Group Ltd.	54,000	613,413
(Cost $612,751)
SOUTH KOREA—18.1%
HEALTHCARE EQUIPMENT—3.1%
Ray Co., Ltd.*	19,600	973,387
INTERACTIVE MEDIA & SERVICES—3.2%
Kakao Corp.	2,520	990,164

THE ALGER FUNDS II	ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.1% (CONT.)	SHARES	VALUE
SOUTH KOREA—18.1% (CONT.)
PACKAGED FOODS & MEATS—1.4% Orion Corp.*	4,100	$439,620
SEMICONDUCTORS—2.1% LEENO Industrial, Inc.	4,939	674,449
SPECIALTY CHEMICALS—2.3% Chunbo Co., Ltd.	4,423	721,255
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.0% Samsung Electronics Co., Ltd.	25,713	1,880,163
TOTAL SOUTH KOREA (Cost $3,762,342)		5,679,038
TAIWAN—14.2% ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5% Chroma ATE, Inc.	73,000	490,373
INTERNET & DIRECT MARKETING RETAIL—2.0% momo.com, Inc.	22,000	618,121
SEMICONDUCTORS—10.7%
Realtek Semiconductor Corp.	62,000	997,104
Taiwan Semiconductor Manufacturing Co., Ltd.	112,000	2,366,306
		3,363,410
TOTAL TAIWAN (Cost $3,630,915)		4,471,904
TURKEY—2.1% DIVERSIFIED BANKS—2.1% Akbank T.A.S.* (Cost $673,645)	760,000	657,493
UNITED STATES—4.2% IT CONSULTING & OTHER SERVICES—2.3% EPAM Systems, Inc.*	2,100	723,303
OTHER DIVERSIFIED FINANCIAL SERVICES—1.9%
Vinci Partners Investments Ltd., Cl. A*	35,732	609,231
TOTAL UNITED STATES (Cost $1,168,343)		1,332,534
TOTAL COMMON STOCKS (Cost $23,648,433)		30,473,200
Total Investments (Cost $23,648,433)	97.1%	$30,473,200
Unaffiliated Securities (Cost $23,648,433)		30,473,200
Other Assets in Excess of Liabilities	2.9%	916,791
NET ASSETS	100.0%	$31,389,991
# * American Depositary Receipts. Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II	ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—95.7%	SHARES	VALUE
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Levi Strauss & Co., Cl. A	23,983	$472,705
Lululemon Athletica, Inc.*	2,388	784,888
		1,257,593
APPLICATION SOFTWARE—10.4%
Adobe, Inc.*	6,785	3,112,754
Autodesk, Inc.*	4,433	1,229,847
Intuit, Inc.	1,076	388,684
Paycom Software, Inc.*	947	359,614
salesforce.com, Inc.*	12,756	2,877,243
Workday, Inc., Cl. A*	1,906	433,672
		8,401,814
AUTO PARTS & EQUIPMENT—0.9%
Aptiv PLC	5,666	756,978
AUTOMOBILE MANUFACTURERS—0.7%
Tesla, Inc.*	716	568,167
BIOTECHNOLOGY—1.9%
Vertex Pharmaceuticals, Inc.*	6,639	1,520,862
BUILDING PRODUCTS—0.5%
Allegion PLC	3,668	392,513
COMMUNICATIONS EQUIPMENT—0.5%
Cisco Systems, Inc.	9,310	415,040
DATA PROCESSING & OUTSOURCED SERVICES—7.2%
PayPal Holdings, Inc.*	10,184	2,386,213
Visa, Inc., Cl. A	17,582	3,397,722
		5,783,935
DISTRIBUTORS—0.5%
Pool Corp.	1,157	409,786
DIVERSIFIED BANKS—0.6%
JPMorgan Chase & Co.	3,626	466,557
EDUCATION SERVICES—0.4%
Bright Horizons Family Solutions, Inc.*	2,367	359,713
ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	5,908	477,780
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Rockwell Automation, Inc.	1,599	397,399
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
Cognex Corp.	5,696	467,812
Trimble, Inc.*	9,100	599,781
		1,067,593
ELECTRONIC MANUFACTURING SERVICES—0.8%
Flex Ltd.*	38,294	675,506
ENVIRONMENTAL & FACILITIES SERVICES—0.6%
Tetra Tech, Inc.	3,729	453,335

THE ALGER FUNDS II	ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.7% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—1.9%
Intercontinental Exchange, Inc.	3,430	$378,500
S&P Global, Inc.	3,601	1,141,517
		1,520,017
FOOD DISTRIBUTORS—0.6%
Sysco Corp.	7,189	514,085
FOOTWEAR—1.6%
NIKE, Inc., Cl. B	9,691	1,294,621
HEALTHCARE EQUIPMENT—0.8%
DexCom, Inc.*	675	253,024
Edwards Lifesciences Corp.*	4,755	392,668
		645,692
HEALTHCARE SERVICES—1.1%
Cigna Corp.	4,158	902,494
HOME IMPROVEMENT RETAIL—2.5%
The Home Depot, Inc.	7,586	2,054,440
HOUSEHOLD PRODUCTS—1.2%
The Procter & Gamble Co.	7,270	932,087
INDUSTRIAL CONGLOMERATES—1.2%
Honeywell International, Inc.	4,985	973,919
INDUSTRIAL GASES—1.4%
Air Products & Chemicals, Inc.	4,187	1,116,924
INDUSTRIAL MACHINERY—0.7%
Xylem, Inc.	5,737	554,137
INTERACTIVE HOME ENTERTAINMENT—0.7%
Electronic Arts, Inc.	3,981	570,079
INTERACTIVE MEDIA & SERVICES—7.7%
Alphabet, Inc., Cl. A*	1,240	2,265,926
Alphabet, Inc., Cl. C*	927	1,701,731
Facebook, Inc., Cl. A*	8,550	2,208,722
		6,176,379
INTERNET & DIRECT MARKETING RETAIL—8.0%
Amazon.com, Inc.*	1,797	5,761,542
Etsy, Inc.*	3,525	701,792
		6,463,334
INVESTMENT BANKING & BROKERAGE—1.3%
Morgan Stanley	15,491	1,038,672
IT CONSULTING & OTHER SERVICES—0.8%
Accenture PLC, Cl. A	2,605	630,202
LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	1,567	416,759
LIFE SCIENCES TOOLS & SERVICES—1.2%
Agilent Technologies, Inc.	4,610	553,984
Illumina, Inc.*	886	377,826
		931,810

THE ALGER FUNDS II	ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.7% (CONT.)	SHARES	VALUE
MANAGED HEALTHCARE—0.9%
Humana, Inc.	1,990	$762,389
METAL & GLASS CONTAINERS—0.9%
Ball Corp.	8,031	706,889
MOVIES & ENTERTAINMENT—1.1%
Live Nation Entertainment, Inc.*	5,808	385,942
The Walt Disney Co.*	3,119	524,522
		910,464
PHARMACEUTICALS—2.9%
Bristol-Myers Squibb Co.	11,377	698,889
Merck & Co., Inc.	10,929	842,298
Zoetis, Inc., Cl. A	4,902	756,134
		2,297,321
RAILROADS—0.5%
Union Pacific Corp.	2,098	414,292
RESTAURANTS—0.7%
Starbucks Corp.	5,977	578,633
SEMICONDUCTOR EQUIPMENT—3.6%
ASML Holding NV	1,580	843,973
Lam Research Corp.	4,234	2,049,044
		2,893,017
SEMICONDUCTORS—3.7%
NVIDIA Corp.	3,519	1,828,437
Taiwan Semiconductor Manufacturing Co., Ltd.#	9,637	1,171,088
		2,999,525
SOFT DRINKS—1.2%
PepsiCo, Inc.	6,849	935,368
SYSTEMS SOFTWARE—9.5%
Microsoft Corp.	33,051	7,666,510
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.5%
Apple, Inc.	51,716	6,824,443
TOTAL COMMON STOCKS
(Cost $29,597,021)		77,129,073

REAL ESTATE INVESTMENT TRUST—2.8%	SHARES	VALUE
INDUSTRIAL—0.9%
Prologis, Inc.	7,288	752,122
SPECIALIZED—1.9%
Equinix, Inc.	1,564	1,157,297
SBA Communications Corp., Cl. A	1,356	364,317
		1,521,614
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,467,994)		2,273,736

THE ALGER FUNDS II	ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

		VALUE
Total Investments
(Cost $31,065,015)	98.5%	$79,402,809
Unaffiliated Securities (Cost $31,065,015)		79,402,809
Other Assets in Excess of Liabilities	1.5%	1,236,684
NET ASSETS	100.0%	$80,639,493

#   American Depositary Receipts.
*    Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series—Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms, Class I shares, Class Y shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00
p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

(b)  Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements

The following is a summary of the inputs used as of January 31, 2021 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,124,483,578	$1,124,483,578	$—	$—
Consumer Discretionary	1,760,092,761	1,660,307,093	91,343,829	8,441,839
Consumer Staples	44,896,081	44,896,081	—	—
Financials	144,400,057	144,400,057	—	—
Healthcare	821,952,333	793,022,109	28,930,224	—
Industrials	536,766,082	536,766,082	—	—
Information Technology	3,749,118,380	3,702,062,773	47,055,607	—
Materials	224,055,909	224,055,909	—	—
TOTAL COMMON STOCKS	$8,405,765,181	$8,229,993,682	$167,329,660	$8,441,839
PREFERRED STOCKS
Healthcare	436,802	—	—	436,802
REAL ESTATE INVESTMENT TRUST
Real Estate	20,210,788	20,210,788	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	11,925,000	—	—	11,925,000
TOTAL INVESTMENTS IN SECURITIES	$8,438,337,771	$8,250,204,470	$167,329,660	$20,803,641
SECURITIES SOLD SHORT COMMON STOCKS
Communication Services	24,156,278	24,156,278	—	—
Consumer Discretionary	120,093,677	120,093,677	—	—
Consumer Staples	121,063,306	121,063,306	—	—
Exchange Traded Funds	59,745,151	59,745,151	—	—
Healthcare	81,981,570	81,981,570	—	—
Industrials	48,026,062	48,026,062	—	—
Information Technology	138,547,537	138,547,537	—	—
Materials	9,159,642	9,159,642	—	—
TOTAL COMMON STOCKS	$602,773,223	$602,773,223	$—	$—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	21,844,228	21,844,228	—	—
Consumer Discretionary	101,725,777	98,159,730	3,566,047	—
Consumer Staples	4,861,308	4,861,308	—	—
Energy	8,348,007	8,348,007	—	—
Financials	42,694,479	42,694,479	—	—
Healthcare	132,301,043	132,301,043	—	—
Industrials	67,819,486	67,819,486	—	—
Information Technology	129,052,716	128,244,750	807,966	—
Real Estate	13,135,274	13,135,274	—	—
TOTAL COMMON STOCKS	$521,782,318	$517,408,305	$4,374,013	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Healthcare	$6,213	$—	$—	$6,213
WARRANTS
Healthcare	1,436,921	—	1,436,921	—
RIGHTS
Healthcare	87,015	—	—	87,015	*
REAL ESTATE INVESTMENT TRUST
Real Estate	10,738,059	10,738,059	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,475,000	—	—	1,475,000
PURCHASED OPTIONS
Financials	14,525	14,525	—	—
TOTAL INVESTMENTS IN SECURITIES	$535,540,051	$528,160,889	$5,810,934	$1,568,228
SECURITIES SOLD SHORT COMMON STOCKS
Communication Services	8,337,081	8,337,081	—	—
Consumer Discretionary	6,363,999	6,363,999	—	—
Consumer Staples	22,715,662	22,715,662	—	—
Energy	1,357,039	1,357,039	—	—
Financials	9,456,699	9,456,699	—	—
Healthcare	14,836,183	14,836,183	—	—
Industrials	17,871,844	17,871,844	—	—
Information Technology	27,611,555	27,611,555	—	—
Market Indices	71,926,374	71,926,374	—	—
Materials	3,062,613	3,062,613	—	—
TOTAL COMMON STOCKS	$183,539,049	$183,539,049	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	14,794,346	14,794,346	—	—
TOTAL SECURITIES SOLD SHORT	$198,333,395	$198,333,395	$—	$—

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	3,530,086	—	3,530,086	—
Consumer Discretionary	7,780,627	2,605,388	5,175,239	—
Consumer Staples	1,173,178	38	1,173,140	—
Energy	622,531	—	622,531	—
Financials	3,739,289	1,356,220	2,383,069	—
Healthcare	1,460,331	—	1,460,331	—
Industrials	2,243,518	1,048,479	1,195,039	—
Information Technology	8,703,316	1,657,674	7,045,642	—
Materials	1,220,324	499,069	721,255	—
TOTAL COMMON STOCKS	$30,473,200	$7,166,868	$23,306,332	$—
TOTAL INVESTMENTS IN SECURITIES	$30,473,200	$7,166,868	$23,306,332	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$7,656,922	$7,656,922	$—	$—
Consumer Discretionary	14,160,024	14,160,024	—	—
Consumer Staples	2,381,540	2,381,540	—	—
Financials	3,025,246	3,025,246	—	—
Healthcare	7,060,568	7,060,568	—	—
Industrials	3,185,595	3,185,595	—	—
Information Technology	37,357,585	37,357,585	—	—
Materials	1,823,813	1,823,813	—	—
Utilities	477,780	477,780	—	—
TOTAL COMMON STOCKS	$77,129,073	$77,129,073	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	2,273,736	2,273,736	—	—
TOTAL INVESTMENTS IN SECURITIES	$79,402,809	$79,402,809	$—	$—

*Alger Dynamic Opportunities Fund’s holdings of Adolor Corp.’s rights are classified as a Level 3 investment and fair valued at zero as of January 31, 2021.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2020	$13,384,440
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(4,942,601)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	8,441,839
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	(4,942,601)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2020	$436,802
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	436,802
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$7,350,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	4,575,000
Sales	—
Closing balance at January 31, 2021	11,925,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2020	$6,213
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	6,213
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2020	$87,015	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	87,015	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$925,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	550,000
Sales	—
Closing balance at January 31, 2021	1,475,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

* Includes securities that are fair valued at zero.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about each Fund's Level 3 fair value measurements of the Funds' investments as of January 31, 2021. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds' fair value measurements.

	Fair Value January 31, 2021	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Spectra Fund
Common Stocks	8,441,839	Income	Discount Rate	15.00%-50.00%	N/A
		Approach
Preferred Stocks	436,802	Income	Discount Rate	72.50%-77.50%	N/A
		Approach
Special Purpose Vehicle	11,925,000	Market	Priced at Cost	N/A	N/A
		Approach

Alger Dynamic Opportunities Fund
Preferred Stocks	6,213	Income	Discount Rate	72.50%-77.50%	N/A
		Approach
Rights	87,015	Income	Discount Rate	3.89%-4.77%	N/A
		Approach			N/A
Special Purpose Vehicle	1,475,000	Market	Priced at Cost	N/A	N/A
		Approach

The significant unobservable inputs used in the fair value measurement of the Fund's securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of January 31, 2021, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign Cash and Cash Equivalents:
Alger Spectra Fund	$22,420	$–	$22,420	$–
Collateral held for short sales(a)	168,053,677	168,053,677	–	–
Due to broker(b)	(142,983,470)	(142,983,470)	–	–
Alger Dynamic Opportunities Fund	59,007,427	–	59,007,427	–
Collateral held for short sales(a)	171,296,497	171,296,497	–	–
Alger Emerging Markets Fund	1,781,310	491,539	1,289,771	–
Alger Responsible Investing Fund	1,321,632	–	1,321,632	–

(a) The due to broker balance represents a margin payable related to short sales due to prime brokers as of January 31, 2021.
(b) The collateral held for short sales balance represents restricted cash held at prime brokers as of January 31, 2021.

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2021, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Forward foreign currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, the Funds may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Funds could be exposed to foreign currency fluctuation.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2021. Information regarding the Funds’ holdings of such securities is set forth in the following table:

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2021
Alger Spectra Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$436,802	$–	$–	$–	$–	$–	$436,802
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	7,350,000	–	–	–	–	–	7,350,000
Crosslink Ventures Capital LLC, Cl. B	–	4,575,000	–	–	–	–	4,575,000
Total	$7,786,802	$4,575,000	$–	$–	$–	$–	$12,361,802

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2021
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$6,213	$–	$–	$–	$–	$–	$6,213
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	925,000	–	–	–	–	–	925,000
Crosslink Ventures Capital LLC, Cl. B	–	550,000	–	–	–	–	550,000
Total	$931,213	$550,000	$–	$–	$–	$–	$1,481,213